Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 825,240,000.00
Previously Paid Amount	0.00
Total Fee Amount	113,965.64
Total Offset Amount	0.00
Net Fee	$ 113,965.64
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A